Short-term Borrowings (Short-term Borrowings, by Lender) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 China Merchant Bank [Member] CNY	Dec. 31, 2011 China Merchant Bank [Member] CNY	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] CNY	Dec. 31, 2011 Shanghai Pudong Development Bank [Member] CNY	Dec. 31, 2012 Pingan Bank [Member] CNY	Dec. 31, 2011 Pingan Bank [Member] CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2011 China Minsheng Bank [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank of China [Member] CNY	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] USD ($)	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] KRW	Dec. 31, 2011 Citi Bank [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 237,940	1,482,387	858,849	0	0	829,829	0	8,689	0	19,000	980,538	$ 156,000	980,500	0	251,420	$ 40,000	251,400	0	250,337	250,300	42,800,000	0	92	1,331